Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	GENIUS GROUP LIMITED
Entity Central Index Key	0001847806
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false